Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net
Schedule of accounts receivable, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	56,493	40,464	5,813
Allowance for doubtful accounts	(15,763)	(20,040)	(2,879)
Total accounts receivable, net	40,730	20,424	2,934

Schedule of analysis of the allowance for doubtful accounts

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	21,192	15,763	2,264
Provision	6,827	8,487	1,220
Reversal	(7,057)	(4,210)	(605)
Write-off	(5,199)	—	—
Balance at end of the year	15,763	20,040	2,879